Earnings per Share - Computation of Earnings per Share (EPS) (Parenthetical) (Detail) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock price per share	$ 133.32
Stock Options [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	0.7	0.5	5.0
Unvested RSU's, PSU's and Equity Rights [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	0.5	1.2	5.6
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	11.2